Segment Reporting (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
Segment assets	$ 18,423	$ 17,909	$ 18,260
Capital expenditures	3,170	2,416	2,071
DIRECTV U.S.
Segment reporting information
Segment assets	11,796	11,400	12,408
Capital expenditures	1,736	1,557	1,485
DIRECTV Latin America
Segment reporting information
Segment assets	5,264	4,696	3,772
Capital expenditures	1,428	857	584
Sky Brasil
Segment reporting information
Segment assets	2,663	2,566	1,887
Capital expenditures	902	468	284
PanAmericana
Segment reporting information
Segment assets	2,601	2,130	1,885
Capital expenditures	526	389	300
Sports Networks, Eliminations and Other
Segment reporting information
Segment assets	1,363	1,813	2,080
Capital expenditures	$ 6	$ 2	$ 2